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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------

Check here if Amendment [X]; Amendment Number:    2
                                               -------

         This Amendment (Check only one.): [_] is a restatement.
                                           [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brookside Capital Management, LLC*
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Address:    111 Huntington Avenue
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            Boston, MA  02199
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Form 13F File Number:  28-06625
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Roy Edgar Brakeman, III
            -----------------------------------
Title:      Managing Member
            -----------------------------------
Phone:      (617) 516-2000
            -----------------------------------

Signature, Place, and Date of Signing:

       /s/ Roy Edgar Brakeman, III          Boston, MA              11/26/03
     -------------------------------        ---------------         ----------

*Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Roy Edgar Brakeman, III is the Managing Member of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
                                            -----------

Form 13F Information Table Entry Total:          1
                                            -----------

Form 13F Information Table Value Total:       $2,913
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number      Name

       1      28-06946                  Brookside Capital Partners Fund, L.P.
     -----    -----------------         -------------------------------------

       2      28-06924                  Brookside Capital Investors, L.P.
     -----    -----------------         -------------------------------------

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                      Brookside Capital Partners Fund, L.P.
               Form 13F Information Table as of December 31, 2002

                  Title of                      PRN                Investment     Other     Voting Authority
 Description       Class        CUSIP         Amount      x1000    Discretion   Managers   Sole   Shares  None
--------------------------------------------------------------------------------------------------------------
STERICYCLE INC      COM       858912108       89,965      2,913       Sole                   X